Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Other Commitments [Abstract]
Commercial Aerospace Industry Assets and Commitments [Table Text Block]
The following is the expected maturity of commercial aerospace industry assets and commitments as of December 31, 2019:

(dollars in millions)	Committed	2020	2021	2022	2023	2024	Thereafter
Notes and leases receivable	$308	$30	$23	$14	$22	$38	$181
Commercial aerospace financing commitments	$3,937	$911	$1,119	$974	$819	$44	$70
Other commercial aerospace commitments	11,055	702	736	717	668	627	7,605
Collaboration partners' share	(5,284)	(508)	(623)	(571)	(538)	(193)	(2,851)
Total commercial commitments	$9,708	$1,105	$1,232	$1,120	$949	$478	$4,824